Commitments & Contingencies (Details) - USD ($)	1 Months Ended			9 Months Ended
	Aug. 31, 2021	Mar. 19, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 27, 2021	May 23, 2021
Commitments & Contingencies (Details) [Line Items]
Gross proceeds				$ 83,400,000
Lease term						7 years
Right-of-use assets					$ 12,100,000	$ 4,600,000
Operating lease liabilities					12,100,000	$ 4,700,000
Credit payable					1,500,000
Credit payable reduced amount					1,000,000
Irrevocable credit value					$ 1,500,000
Cash payment	$ 100,000
Additional stock-based compensation expense	$ 1,100,000
Pasadena Office Lease [Member]
Commitments & Contingencies (Details) [Line Items]
Future lease payments, description				As of September 30, 2021, our future minimum lease payments for the Pasadena Office Lease were $0.2 million for the remainder of 2021; $0.9 million for 2022; $0.9 million for 2023; $0.9 million for 2024; $1.0 million for 2025; and $2.4 million thereafter with imputed interest of approximately $1.9 million based on a discount rate of 6.5%. The remaining lease term is approximately 6.7 years.
Long Beach Office [Member]
Commitments & Contingencies (Details) [Line Items]
Future lease payments, description				As of September 30, 2021, our future minimum lease payments for the Long Beach Office Lease were $0.4 million for the remainder of 2021; $1.6 million for 2022; $1.6 million for 2023; $1.7 million for 2024; $1.8 million for 2025; and $10.3 million thereafter with imputed interest of approximately $5.3 million based on a discount rate of 7.0%. The remaining lease term is approximately 10.0 years.
Athena Technology Acquisition Corp [Member]
Commitments & Contingencies (Details) [Line Items]
Additional units (in Shares)			3,750,000
Deferred underwriting fee percentage		3.50%	2.00%
Gross proceeds		$ 8,750,000	$ 5,000,000
Underwriting discount		$ 5,000,000
Athena Technology Acquisition Corp [Member] | Underwriters Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Deferred underwriting fee percentage			3.50%